SCHEDULE OF BANK BORROWINGS (Details) - Loans Payable [Member]		6 Months Ended
		Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)
Short-Term Debt [Line Items]
Total bank loans		$ 11,481,334	$ 10,574,694	¥ 80,700,000	¥ 75,700,000
Less: current portion		8,351,354	7,501,467	58,700,000	53,700,000
Long-term loans		$ 3,129,980	$ 3,073,227	22,000,000	22,000,000
Jiangsu Suzhou Rural Commercial Bank Co Ltd [Member]
Short-Term Debt [Line Items]
Total bank loans	[1]			1,450,000	1,450,000
Annual Interest Rate	[1]	3.50%	3.50%
Jiangsu Suzhou Rural Commercial Bank Co Ltd [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[1]	Mar. 18, 2024	Mar. 18, 2024
Jiangsu Suzhou Rural Commercial Bank Co Ltd [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[1]	Mar. 18, 2027	Mar. 18, 2027
Jiangsu Suzhou Rural Commercial Bank Co Ltd One [Member]
Short-Term Debt [Line Items]
Total bank loans	[2]			5,500,000	5,500,000
Annual Interest Rate	[2]	3.50%	3.50%
Jiangsu Suzhou Rural Commercial Bank Co Ltd One [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[2]	Mar. 19, 2024	Mar. 19, 2024
Jiangsu Suzhou Rural Commercial Bank Co Ltd One [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[2]	Mar. 19, 2027	Mar. 19, 2027
Jiangsu Suzhou Rural Commercial Bank Co Ltd Two [Member]
Short-Term Debt [Line Items]
Total bank loans	[3]			5,250,000	5,250,000
Annual Interest Rate	[3]	3.50%	3.50%
Jiangsu Suzhou Rural Commercial Bank Co Ltd Two [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[3]	Mar. 19, 2024	Mar. 19, 2024
Jiangsu Suzhou Rural Commercial Bank Co Ltd Two [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[3]	Mar. 19, 2027	Mar. 19, 2027
Jiangsu Suzhou Rural Commercial Bank Co Ltd Three [Member]
Short-Term Debt [Line Items]
Total bank loans	[4]				5,000,000
Annual Interest Rate	[4]	3.80%	3.80%
Jiangsu Suzhou Rural Commercial Bank Co Ltd Three [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[4]	Mar. 20, 2024	Mar. 20, 2024
Jiangsu Suzhou Rural Commercial Bank Co Ltd Three [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[4]	Jul. 01, 2025	Jul. 01, 2025
Jiangsu Suzhou Rural Commercial Bank Co Ltd Four [Member]
Short-Term Debt [Line Items]
Total bank loans	[5]			450,000	450,000
Annual Interest Rate	[5]	3.80%	3.80%
Jiangsu Suzhou Rural Commercial Bank Co Ltd Four [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[5]	Mar. 21, 2024	Mar. 21, 2024
Jiangsu Suzhou Rural Commercial Bank Co Ltd Four [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[5]	Mar. 20, 2027	Mar. 20, 2027
Jiangsu Suzhou Rural Commercial Bank Co Ltd Five [Member]
Short-Term Debt [Line Items]
Total bank loans	[6]			750,000	750,000
Annual Interest Rate	[6]	3.80%	3.80%
Jiangsu Suzhou Rural Commercial Bank Co Ltd Five [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[6]	Mar. 21, 2024	Mar. 21, 2024
Jiangsu Suzhou Rural Commercial Bank Co Ltd Five [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[6]	Mar. 20, 2027	Mar. 20, 2027
Jiangsu Suzhou Rural Commercial Bank Co Ltd Six [Member]
Short-Term Debt [Line Items]
Total bank loans	[7]			3,600,000	3,600,000
Annual Interest Rate	[7]	3.50%	3.50%
Jiangsu Suzhou Rural Commercial Bank Co Ltd Six [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[7]	Mar. 21, 2024	Mar. 21, 2024
Jiangsu Suzhou Rural Commercial Bank Co Ltd Six [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[7]	Mar. 20, 2027	Mar. 20, 2027
Jiangsu Suzhou Rural Commercial Bank Co Ltd Seven [Member]
Short-Term Debt [Line Items]
Total bank loans	[8]			5,000,000	5,000,000
Annual Interest Rate	[8]	3.50%	3.50%
Jiangsu Suzhou Rural Commercial Bank Co Ltd Seven [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[8]	Mar. 21, 2024	Mar. 21, 2024
Jiangsu Suzhou Rural Commercial Bank Co Ltd Seven [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[8]	Mar. 20, 2027	Mar. 20, 2027
Jiangyin Rural Commercial Bank [Member]
Short-Term Debt [Line Items]
Total bank loans	[9]			10,000,000	10,000,000
Annual Interest Rate	[9]	3.65%	3.65%
Jiangyin Rural Commercial Bank [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[9]	Mar. 03, 2025	Mar. 03, 2025
Jiangyin Rural Commercial Bank [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[9]	Mar. 02, 2026	Mar. 02, 2026
China Merchants Bank Co Ltd [Member]
Short-Term Debt [Line Items]
Total bank loans	[10]				2,700,000
Annual Interest Rate	[10]	4.48%	4.48%
China Merchants Bank Co Ltd [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[10]	Jun. 10, 2025	Jun. 10, 2025
China Merchants Bank Co Ltd [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[10]	Aug. 21, 2025	Aug. 21, 2025
Jiangsu Bank Co Ltd [Member]
Short-Term Debt [Line Items]
Total bank loans	[11]			3,000,000	3,000,000
Annual Interest Rate	[11]	3.50%	3.50%
Jiangsu Bank Co Ltd [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[11]	May 29, 2025	May 29, 2025
Jiangsu Bank Co Ltd [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[11]	May 28, 2026	May 28, 2026
Jiangsu Bank Co Ltd One [Member]
Short-Term Debt [Line Items]
Total bank loans	[12]			1,000,000	1,000,000
Annual Interest Rate	[12]	3.10%	3.10%
Jiangsu Bank Co Ltd One [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[12]	Jun. 11, 2025	Jun. 11, 2025
Jiangsu Bank Co Ltd One [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[12]	Jun. 10, 2026	Jun. 10, 2026
Jiangsu Bank Co Ltd Two [Member]
Short-Term Debt [Line Items]
Total bank loans	[13]			4,000,000	4,000,000
Annual Interest Rate	[13]	3.10%	3.10%
Jiangsu Bank Co Ltd Two [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[13]	Jun. 11, 2025	Jun. 11, 2025
Jiangsu Bank Co Ltd Two [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[13]	Jun. 10, 2026	Jun. 10, 2026
Jiangyin Rural Commercial Bank One [Member]
Short-Term Debt [Line Items]
Total bank loans	[14]			10,000,000	10,000,000
Annual Interest Rate	[14]	3.65%	3.65%
Jiangyin Rural Commercial Bank One [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[14]	Mar. 03, 2025	Mar. 03, 2025
Jiangyin Rural Commercial Bank One [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[14]	Mar. 02, 2026	Mar. 02, 2026
Jiangyin Rural Commercial Bank Two [Member]
Short-Term Debt [Line Items]
Total bank loans	[15]			18,000,000	18,000,000
Annual Interest Rate	[15]	3.65%	3.65%
Jiangyin Rural Commercial Bank Two [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[15]	May 06, 2025	May 06, 2025
Jiangyin Rural Commercial Bank Two [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[15]	May 05, 2026	May 05, 2026
Jiangsu Suzhou Rural Commercial Bank Co Ltd Eight [Member]
Short-Term Debt [Line Items]
Total bank loans	[16]			4,000,000
Annual Interest Rate	[16]	2.80%	2.80%
Jiangsu Suzhou Rural Commercial Bank Co Ltd Eight [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[16]	Nov. 11, 2025	Nov. 11, 2025
Jiangsu Suzhou Rural Commercial Bank Co Ltd Eight [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[16]	Nov. 11, 2026	Nov. 11, 2026
Jiangsu Suzhou Rural Commercial Bank Co Ltd Nine [Member]
Short-Term Debt [Line Items]
Total bank loans	[17]			1,000,000
Annual Interest Rate	[17]	2.80%	2.80%
Jiangsu Suzhou Rural Commercial Bank Co Ltd Nine [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[17]	Nov. 17, 2025	Nov. 17, 2025
Jiangsu Suzhou Rural Commercial Bank Co Ltd Nine [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[17]	Nov. 11, 2026	Nov. 11, 2026
China Merchants Bank Co Ltd One [Member]
Short-Term Debt [Line Items]
Total bank loans	[18]			2,700,000
Annual Interest Rate	[18]	4.48%	4.48%
China Merchants Bank Co Ltd One [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[18]	Nov. 20, 2025	Nov. 20, 2025
China Merchants Bank Co Ltd One [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[18]	Sep. 28, 2026	Sep. 28, 2026
Jiangyin Rural Commercial Bank Three [Member]
Short-Term Debt [Line Items]
Total bank loans	[19]			1,000,000
Annual Interest Rate	[19]	3.50%	3.50%
Jiangyin Rural Commercial Bank Three [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[19]	Oct. 15, 2025	Oct. 15, 2025
Jiangyin Rural Commercial Bank Three [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[19]	Jan. 15, 2026	Jan. 15, 2026
Jiangyin Rural Commercial Bank Four [Member]
Short-Term Debt [Line Items]
Total bank loans	[20]			2,000,000
Annual Interest Rate	[20]	3.50%	3.50%
Jiangyin Rural Commercial Bank Four [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[20]	Dec. 15, 2025	Dec. 15, 2025
Jiangyin Rural Commercial Bank Four [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[20]	Mar. 02, 2026	Mar. 02, 2026
Jiangyin Rural Commercial Bank Five [Member]
Short-Term Debt [Line Items]
Total bank loans	[21]			¥ 2,000,000
Annual Interest Rate	[21]	3.50%	3.50%
Jiangyin Rural Commercial Bank Five [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contract term	[21]	Dec. 22, 2025	Dec. 22, 2025
Jiangyin Rural Commercial Bank Five [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contract term	[21]	Mar. 02, 2026	Mar. 02, 2026

[1]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB
[2]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million ($298,771) and RMB 27.7 million (approximately $3.94 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB5.50 million ($782,495) on March 19, 2024. The loan matures on March 19, 2027, and the principal is repayable in a single lump sum upon maturity.
[3]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million ($298,771) and RMB 27.7 million (approximately $3.94 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB5.25 million ($746,927) on March 19, 2024. The loan matures on March 19, 2027, and the principal is repayable in a single lump sum upon maturity.
[4]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million ($298,771) and RMB27.7 million (approximately $3.94 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB5 million ($698,461) on March 20, 2024. The loan was fully repaid on July 1, 2025.
[5]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million ($298,771) and RMB 27.7 million (approximately $3.94 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB 0.45 million ($64,022) on March 21, 2024. The loan matures on March 20, 2027, and the principal is repayable in a single lump sum upon maturity.
[6]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million ($298,771) and RMB27.7 million (approximately $3.94 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB0.75 million ($106,704) on March 21, 2024. The loan matures on March 20, 2027, and the principal is repayable in a single lump sum upon maturity.
[7]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million ($298,771) and RMB 27.7 million (approximately $3.94 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB 3.6 million ($512,178) on March 21, 2024. The loan matures on March 20, 2027, and the principal is repayable in a single lump sum upon maturity.
[8]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million ($298,771) and RMB27.7 million (approximately $3.94 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB5 million ($711,359) on March 21, 2024. The loan matures on March 20, 2027, and the principal is repayable in a single lump sum upon maturity.
[9]	On March 3, 2025, Li Bang Kitchen Appliance obtained a working capital loan of RMB10 million (approximately $1.4 million) from Jiangyin Rural Commercial Bank with a maturity date of March 2, 2026. The loan is guaranteed by Mr. Huang Feng and Ms. Li Funa. The loan was fully repaid on March 2, 2026.
[10]	On June 10, 2025, Li Bang Kitchen Appliance obtained a working capital loan of RMB2.7 million ($377,169) from China Merchants Bank Co., Ltd. and a maturity date of June 10, 2026. The loan was fully repaid August 21, 2025.
[11]	On May 30, 2024, Li Bang Kitchen Appliance obtained a working capital loan of RMB3 million ($426,815) from Jiangsu Bank Co., Ltd. and a maturity date of May 29, 2025. On May 28, 2025, Li Bang Kitchen Appliance extended the loan to May 28, 2026. The principal is repayable in a single lump sum upon maturity. The loan is collateralized by real estate, land use rights and patents.
[12]	On June 11, 2025, Li Bang Kitchen Appliance obtained a working capital loan of RMB1 million ($142,272) from Jiangsu Bank Co., Ltd., and a maturity date of June 10, 2026. The principal is repayable in a single lump sum upon maturity. The loan is collateralized by real estate, land use rights and patents.
[13]	On June 11, 2025, Li Bang Kitchen Appliance obtained a working capital loan of RMB4 million ($569,087) from Jiangyin Rural Commercial Bank and due on June 10, 2026. The principal is repayable in a single lump sum upon maturity. The loan is guaranteed by Mr. Huang Feng and collateralized by real estate and land use rights.
[14]	On March 3, 2025, Wuxi Li Bang obtained a working capital loan of RMB10 million (approximately $1.4 million) from Jiangyin Rural Commercial Bank and due on March 2, 2026. The loan is guaranteed by Mr. Huang Feng and Ms. Li Funa. The loan was fully repaid on February 27, 2026.
[15]	On May 6, 2025, Wuxi Li Bang obtained a working capital loan of RMB18 million (approximately $2.5 million) from Jiangyin Rural Commercial Bank and due on May 5, 2026, and the principal is repayable in a single lump sum upon maturity. The loan is guaranteed by Mr. Huang Feng and collateralized by real estate. On April 23, 2026, the loan was renewed, with the maturity date extended to April 21, 2027.
[16]	On November 11, 2025, Suzhou Deji obtained a working capital loan of RMB 4 million (approximately $ 569,087) from Jiangsu Suzhou Rural Commercial Bank Co., Ltd., and a maturity date of November 11, 2026. The principal is repayable in a single lump sum upon maturity. The loan was guaranteed by Mr. Huang Feng.
[17]	On November 11, 2025, Suzhou Deji obtained a working capital loan of RMB 1 million (approximately $ 142,272) from Jiangsu Suzhou Rural Commercial Bank Co., Ltd., and a maturity date of November 11, 2026. The principal is repayable in a single lump sum upon maturity. The loan was guaranteed by Mr. Huang Feng.
[18]	On November 20, 2025, Li Bang Kitchen Appliance obtained a working capital loan of RMB2.7 million ($0.38 million) from China Merchants Bank Co., Ltd., and a maturity date of September 28, 2026. The principal is repayable in a single lump sum upon maturity.
[19]	On March 3, 2025, Wuxi Li Bang entered into a credit facility of RMB5 million ($711,359) with Jiangyin Rural Commercial Bank to finance its working capital requirements, with a term of one year (“RMB5M credit facility”). Wuxi Li Bang drew down RMB 1 million ($142,272) on October 15, 2025. The loan was fully repaid on January 3, 2026.
[20]	From the RMB5M credit facility, Wuxi Li Bang drew down RMB 2 million ($284,544) on December 15, 2025. The loan was fully repaid on March 2, 2026.
[21]	From the RMB5M credit facility, Wuxi Li Bang drew down RMB 2 million ($284,544) on December 22, 2025. The loan was fully repaid on March 2, 2026.